SIGNIFICANT ACCOUNTING POLICIES (Schedule of Effect of Change on Consolidated Statement Cash flows) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net cash provided by operating activities	₪ 625	₪ 973	₪ 945
Net cash provided by (used in) investing activities	₪ (351)	(72)	₪ (639)
Previously accounting policy [Member]
Net cash provided by operating activities		897
Net cash provided by (used in) investing activities		4
Effect of Change [Member]
Net cash provided by operating activities		76
Net cash provided by (used in) investing activities		(76)
According to IFRS15 as reported [Member]
Net cash provided by operating activities		973
Net cash provided by (used in) investing activities		₪ (72)